Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000097931 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000097931 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097931 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000097931 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097931 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097931 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097931 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097931 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097931 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097931 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097931 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097931 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000097931 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000097931 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000097930 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000097930 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097930 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000097930 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097930 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097930 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097930 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097930 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097930 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097930 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097930 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097930 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000097930 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000097930 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158839 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000158839 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158839 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000158839 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158839 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158839 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158839 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158839 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158839 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158839 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158839 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158839 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000158839 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000158839 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211504 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000211504 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000211504 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000211504 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211504 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211504 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211504 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211504 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211504 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211504 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211504 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211504 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000211504 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000211504 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000097924 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097924 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097924 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097924 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097924 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097924 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097924 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097924 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097924 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097924 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097924 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097924 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000097924 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097924 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000097924 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.20%
C000097924 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000097924 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	9.00%
C000097925 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097925 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097925 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097925 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097925 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097925 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097925 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097925 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097925 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097925 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097925 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000097925 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097925 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000097925 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.20%
C000097925 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000097925 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	9.00%
C000211501 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000211501 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211501 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211501 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211501 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211501 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000211501 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211501 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211501 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211501 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211501 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000211501 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000211501 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000211501 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.20%
C000211501 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211501 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	9.00%
C000158836 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158836 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158836 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158836 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158836 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158836 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000158836 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158836 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158836 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158836 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000158836 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000158836 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.20%
C000158836 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158836 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	9.00%
C000097922 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097922 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097922 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097922 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000097922 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097922 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097922 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097922 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097922 | 92203J407 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097922 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097922 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097922 | Equity
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000097922 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000097922 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.80%
C000097922 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000097923 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097923 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097923 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097923 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000097923 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097923 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097923 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097923 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097923 | 92203J407 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097923 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097923 | Equity
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000097923 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000097923 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.80%
C000097923 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000211500 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211500 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211500 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211500 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000211500 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211500 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000211500 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211500 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211500 | 92203J407 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211500 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211500 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211500 | Equity
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000211500 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000211500 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.80%
C000211500 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158835 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158835 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158835 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158835 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000158835 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158835 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000158835 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158835 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158835 | 92203J407 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158835 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158835 | Equity
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000158835 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000158835 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.80%
C000158835 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.20%
C000097929 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000097929 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000097929 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097929 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097929 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097929 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097929 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097929 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097929 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097929 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097929 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097929 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000097929 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097929 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097929 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000097929 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000097929 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	2.80%
C000097928 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000097928 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000097928 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097928 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097928 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097928 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097928 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097928 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097928 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097928 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097928 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097928 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000097928 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097928 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097928 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000097928 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000097928 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211503 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000211503 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000211503 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211503 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211503 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211503 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211503 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211503 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211503 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211503 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211503 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211503 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000211503 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211503 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000211503 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000211503 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211503 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	2.80%
C000158838 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000158838 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000158838 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158838 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158838 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158838 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158838 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158838 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158838 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158838 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158838 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158838 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000158838 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158838 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158838 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000158838 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158838 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	2.80%
C000097926 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097926 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097926 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097926 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097926 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097926 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097926 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097926 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097926 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097926 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097926 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000097926 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000097926 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000097926 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000097926 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000097926 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	6.10%
C000097927 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097927 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000097927 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097927 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097927 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097927 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097927 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097927 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097927 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097927 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097927 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097927 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000097927 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000097927 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000097927 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000097927 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000097927 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	6.10%
C000211502 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000211502 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000211502 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211502 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211502 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211502 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211502 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211502 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211502 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211502 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211502 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211502 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000211502 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000211502 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000211502 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000211502 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211502 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	6.10%
C000158837 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000158837 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000158837 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158837 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158837 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158837 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158837 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158837 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158837 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158837 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158837 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000158837 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158837 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000158837 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000158837 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158837 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	6.10%